Transamerica Energy Infrastructure Expense Example - Retail Class [Member] - Transamerica Energy Infrastructure	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 697
Expense Example, with Redemption, 3 Years	1,007
Expense Example, with Redemption, 5 Years	1,338
Expense Example, with Redemption, 10 Years	2,273
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	338
Expense Example, with Redemption, 3 Years	733
Expense Example, with Redemption, 5 Years	1,255
Expense Example, with Redemption, 10 Years	2,686
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,556
I2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	$ 1,443